Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure of Provisions [line items]
Current	$ 544.7	$ 328.1
Non-current	120.5	86.2
Total provisions	665.2	414.3
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	620.9	372.8
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 44.3	$ 41.5